Derivative financial instruments (Details 5) $ in Thousands	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Derivative object hedge	$ 1,262,053
Fair value adjustment to the hedge object asset	(2,887)
Derivative hedge instrument fair value variation	2,084
Interest Rate Contract Future Portfolio Hedge Credit Card [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	72,337
Fair value adjustment to the hedge object asset	(51)
Derivative hedge instrument fair value variation	$ 22
Derivative hedge instrument effectiveness percentage	101.00%
Interest Rate Contracts Future Portfolio Hedge Loan [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	$ 1,189,716
Fair value adjustment to the hedge object asset	(2,836)
Derivative hedge instrument fair value variation	$ 2,062
Derivative hedge instrument effectiveness percentage	99.00%